Operating income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of detailed information about revenue by segment [Table Text Block]

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	7,368	285	7,653	6%
Highways	1,373	1	1,374	9%
Airports	111	—	111	22%
Energy	337	2	339	26%
Other activities (*)	259	201	460	(11)%
Adjustments	—	(310)	(310)	38%
Total	9,450	177	9,627	5%
(*) Inter-segment sales of Other activities, relate mainly to support services provided by the Corporation to the rest of the Group’s businesses, which are eliminated in the consolidation process.

(Million euro)	External sales	Inter-segment sales	Total	Var. %
Construction	6,921	315	7,236	5%
Highways	1,246	10	1,256	16%
Airports	82	9	91	14%
Energy	268	2	270	30%
Other activities (*)	347	172	519	3%
Adjustments	—	(224)	(224)	(4)%
Total	8,865	283	9,148	7%
(*) Inter-segment sales of Other activities, relate mainly to support services provided by the Corporation to the rest of the Group’s businesses, which are eliminated in the consolidation process.

(Million euro)	External sales	Inter-segment sales	Total
Construction	6,381	489	6,870
Highways	1,084	1	1,085
Airports	80	—	80
Energy	207	—	207
Other activities (*)	350	156	506
Adjustments	—	(233)	(233)
Total	8,102	413	8,515
(*) Inter-segment sales of Other activities, relate mainly to support services provided by the Corporation to the rest of the Group’s businesses, which are eliminated in the consolidation process.

Disclosure of detailed information about revenue by geographic area [Table Text Block]

(Million euro)	2025	2024	Var. 25/24	2023	Var. 24/23
USA	3,485	3,271	214	2,879	392
Poland	2,228	2,119	109	2,160	(41)
Spain	1,891	1,584	307	1,476	108
UK	804	809	(5)	771	38
Canada	371	246	125	161	85
Other	848	1,119	(271)	1,068	51
TOTAL	9,627	9,148	479	8,515	633